INVENTORIES (Details Textual) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Inventory valuation reserve (in dollars)	$ 93,338	$ 93,338	$ 1,047,456
Inventory No Commercial Value [Member]
Inventory valuation reserve (in dollars)			918,355
Expired Raw Materials [Member]
Inventory valuation reserve (in dollars)			35,762
Mark To Market Adjustments [Member]
Inventory valuation reserve (in dollars)			$ 93,339